TAXATION (Schedule of Income Before Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income (Loss) from Continuing Operations before Income Taxes, Domestic	$ (89,670)	$ 56,101	$ (136,773)
Income (Loss) from Continuing Operations before Income Taxes, Foreign	(39,685)	(12,995)	(7,878)
Income (loss) before income taxes and noncontrolling interests	$ (129,355)	$ 43,146	$ (144,651)